SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense	$ 67,424,325	$ 28,132,361	$ 21,163,258
Deferred income tax benefit	(3,252,516)	(3,006,541)	(170,345)
Total income tax expense	$ 64,171,809	$ 25,125,820	$ 20,992,913